Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 19. SUBSEQUENT EVENTS
The Company has determined that there have been no events that have occurred that would require recognition in the consolidated financial statements or additional disclosure herein.